Other Payables And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Payroll and related expenses	$ 136,240		$ 143,805
Provision for vacation pay	47,236		43,401
Provision for income tax, net of advances	35,269		26,858
Other income tax liabilities	34,451		36,707
Value added tax ("VAT") payable	11,160		15,202
Provision for royalties	31,410		31,549
Provision for warranty	196,559		185,067
Derivative instruments	4,956		25,954
Deferred income tax, net	479
Provision for losses on long-term contracts	51,850	[1]	109,171	[1]
Other	154,840	[2]	138,815	[2]
Other payables and accrued expenses	704,450		756,529
Provision in related to cessation program with foreign customer	$ 5,167		$ 43,900

[1]	Includes a provision of $5,167 and $43,900 as of December 31, 2012 and 2011, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).
[2]	Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.